UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3221

Fidelity Charles Street Trust
 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210
 (Address of principal executive offices)       (Zip code)

Scott C. Goebel, Secretary

245 Summer St.

Boston, Massachusetts 02210
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2013

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity Advisor® Global
Balanced Fund:
Class A
Class T
Class B
Class C
Institutional Class

July 31, 2013

Class A, Class T, Class B, Class C
and Institutional Class are classes of
Fidelity® Global Balanced Fund

1.883471.104

AGBL-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.9%
	Shares	Value
Australia - 1.7%
Acrux Ltd.	62,767	$ 190,129
Ainsworth Game Technology Ltd.	34,510	111,670
AMP Ltd.	137,538	558,790
Asciano Ltd.	58,418	266,746
Australia & New Zealand Banking Group Ltd.	25,263	675,780
BHP Billiton Ltd.	34,925	1,091,921
Cochlear Ltd.	3,878	212,909
Commonwealth Bank of Australia	24,908	1,661,455
Computershare Ltd.	64,267	564,955
CSL Ltd.	12,896	765,855
iSelect Ltd.	92,400	132,886
Leighton Holdings Ltd.	22,292	331,014
Macquarie Group Ltd.	11,439	451,275
QBE Insurance Group Ltd.	31,800	469,054
Spark Infrastructure Group unit	154,565	247,991
Suncorp-Metway Ltd.	58,344	672,313
Sydney Airport unit	72,427	233,713
Telstra Corp. Ltd.	102,853	461,323
Wotif.com Holdings Ltd. (d)	72,549	322,793
TOTAL AUSTRALIA		9,422,572
Austria - 0.2%
Andritz AG	10,200	550,246
Erste Group Bank AG	20,340	617,764
TOTAL AUSTRIA		1,168,010
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	49,900	245,798
Bailiwick of Jersey - 0.2%
Informa PLC	66,388	530,212
Wolseley PLC	10,694	511,799
TOTAL BAILIWICK OF JERSEY		1,042,011
Belgium - 0.5%
Anheuser-Busch InBev SA NV	18,100	1,740,521
KBC Groupe SA	12,469	500,132
UCB SA	7,600	438,044
TOTAL BELGIUM		2,678,697
Bermuda - 0.4%
Biosensors International Group Ltd.	360,000	294,606
Bunge Ltd.	5,600	425,656
Common Stocks - continued
	Shares	Value
Bermuda - continued
Luk Fook Holdings International Ltd.	79,000	$ 221,040
Nam Cheong Ltd.	1,473,000	324,539
Nine Dragons Paper (Holdings) Ltd.	528,000	334,272
Pacific Basin Shipping Ltd.	326,000	176,123
Shangri-La Asia Ltd.	174,000	273,712
Signet Jewelers Ltd.	5,800	424,038
TOTAL BERMUDA		2,473,986
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	16,300	358,111
Michael Kors Holdings Ltd. (a)	2,000	134,680
TOTAL BRITISH VIRGIN ISLANDS		492,791
Canada - 1.3%
Agnico Eagle Mines Ltd. (Canada)	1,000	28,439
Agrium, Inc.	300	25,452
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,300	140,965
Bank of Montreal (d)	2,300	143,025
Bank of Nova Scotia	4,300	242,861
BCE, Inc.	3,300	136,710
BlackBerry Ltd. (a)	1,700	15,011
Boardwalk (REIT)	600	33,660
Brookfield Asset Management, Inc. Class A	3,400	125,824
Brookfield Properties Corp.	2,200	37,249
Calfrac Well Services Ltd.	500	16,576
Canadian Imperial Bank of Commerce	1,300	98,636
Canadian National Railway Co.	1,800	179,912
Canadian Natural Resources Ltd.	3,500	108,466
Canadian Oil Sands Ltd.	1,500	29,121
Canadian Pacific Railway Ltd.	13,900	1,706,949
Catamaran Corp. (a)	2,800	147,483
Cenovus Energy, Inc.	2,700	79,967
CGI Group, Inc. Class A (sub. vtg.) (a)	3,200	110,603
CI Financial Corp.	1,800	54,380
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,839
Crescent Point Energy Corp.	1,100	41,715
Dollarama, Inc.	860	62,070
Enbridge, Inc.	4,000	177,471
First Quantum Minerals Ltd.	3,574	57,415
Gildan Activewear, Inc.	2,000	89,261
Goldcorp, Inc.	14,000	394,879
Imperial Oil Ltd.	1,200	51,489
Common Stocks - continued
	Shares	Value
Canada - continued
Intact Financial Corp.	950	$ 55,875
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	38,438
Keyera Corp.	823	46,042
Loblaw Companies Ltd.	1,000	47,717
Magna International, Inc. Class A (sub. vtg.)	1,600	122,364
Manulife Financial Corp.	8,200	144,424
Metro, Inc. Class A (sub. vtg.)	1,300	93,244
Norbord, Inc.	1,400	44,231
Open Text Corp.	600	42,405
Pembina Pipeline Corp.	2,300	72,039
Quebecor, Inc. Class B (sub. vtg.)	1,200	55,099
RioCan (REIT)	2,200	52,135
Rogers Communications, Inc. Class B (non-vtg.)	1,550	61,934
Royal Bank of Canada	5,300	331,076
Saputo, Inc.	600	27,760
Sun Life Financial, Inc.	2,600	84,194
Suncor Energy, Inc.	17,872	564,819
TELUS Corp. (a)	3,200	97,237
The Toronto-Dominion Bank	3,400	286,539
Tim Hortons, Inc. (Canada)	100	5,790
Tourmaline Oil Corp. (a)	2,400	92,509
TransCanada Corp.	3,700	169,059
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,400	315,471
Vermilion Energy, Inc.	1,600	85,818
West Fraser Timber Co. Ltd.	900	82,035
Yamana Gold, Inc.	1,600	16,715
TOTAL CANADA		7,375,397
Cayman Islands - 0.3%
Baidu.com, Inc. sponsored ADR (a)	3,000	396,930
Geely Automobile Holdings Ltd.	805,000	336,299
Kingsoft Corp. Ltd.	11,000	18,949
New Oriental Education & Technology Group, Inc. sponsored ADR	19,800	439,362
SouFun Holdings Ltd. ADR	8,400	291,984
Tencent Holdings Ltd.	10,600	480,824
TOTAL CAYMAN ISLANDS		1,964,348
Denmark - 0.1%
Coloplast A/S Series B	8,300	485,182
Finland - 0.3%
Amer Group PLC (A Shares)	27,400	544,222
Common Stocks - continued
	Shares	Value
Finland - continued
Raisio Group PLC (V Shares)	59,500	$ 265,172
Sampo Oyj (A Shares)	20,529	900,162
TOTAL FINLAND		1,709,556
France - 2.6%
Atos Origin SA	6,758	508,053
AXA SA	52,400	1,155,449
BNP Paribas SA	23,372	1,512,205
Christian Dior SA	7,800	1,381,143
Ingenico SA	5,314	397,375
Ipsos SA	13,900	494,288
Kering SA	5,700	1,305,033
Legrand SA	13,700	709,895
Publicis Groupe SA	9,970	804,304
Sanofi SA	23,747	2,485,925
Schneider Electric SA	13,500	1,074,171
Technip SA	5,000	551,763
Total SA	42,800	2,280,746
TOTAL FRANCE		14,660,350
Germany - 2.3%
adidas AG	8,500	947,608
BASF AG	16,794	1,489,311
Bayer AG	16,300	1,894,159
Beiersdorf AG	5,000	462,430
Brenntag AG	3,300	542,184
CTS Eventim AG	11,536	518,726
Daimler AG (Germany)	19,739	1,371,286
Deutsche Bank AG	23,709	1,069,594
Deutsche Boerse AG	9,900	700,405
Deutsche Post AG	32,503	911,075
ElringKlinger AG	9,200	341,046
GEA Group AG	16,259	670,859
GSW Immobilien AG	9,700	392,552
HeidelbergCement Finance AG	8,500	652,922
KION Group AG (a)	7,479	248,842
Linde AG	5,500	1,059,491
TOTAL GERMANY		13,272,490
Hong Kong - 0.4%
AIA Group Ltd.	163,600	775,220
Lenovo Group Ltd.	326,000	297,181
Sinosoft Tech Group Ltd.	532,000	93,290
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SJM Holdings Ltd.	128,000	$ 320,842
Techtronic Industries Co. Ltd.	167,000	408,693
Wharf Holdings Ltd.	67,000	576,648
TOTAL HONG KONG		2,471,874
Ireland - 1.6%
Alkermes PLC (a)	26,000	873,080
DCC PLC (United Kingdom)	13,300	539,199
Eaton Corp. PLC	38,000	2,620,100
FBD Holdings PLC	23,900	511,905
FleetMatics Group PLC	9,000	338,940
Greencore Group PLC	216,900	485,040
James Hardie Industries PLC CDI	40,118	333,195
Kingspan Group PLC (United Kingdom)	39,900	556,952
Ryanair Holdings PLC sponsored ADR	16,000	824,320
Trinity Biotech PLC sponsored ADR	39,000	759,720
Warner Chilcott PLC	51,000	1,086,810
TOTAL IRELAND		8,929,261
Israel - 0.1%
Sarin Technologies Ltd.	291,500	346,355
Italy - 0.5%
Astaldi SpA	58,600	419,417
Azimut Holding SpA	21,700	487,879
Banca Popolare dell'Emilia Romagna Scrl (a)	33,600	200,702
Beni Stabili SpA SIIQ	655,300	424,905
MARR SpA	34,331	447,588
Prada SpA	52,800	492,898
Prysmian SpA	24,300	493,964
TOTAL ITALY		2,967,353
Japan - 5.6%
AEON Financial Service Co. Ltd.	15,100	440,616
AEON Mall Co. Ltd.	32,780	817,575
Aozora Bank Ltd.	226,000	699,397
Asahi Kasei Corp.	83,000	526,432
Bridgestone Corp.	28,200	1,002,308
Dai-ichi Mutual Life Insurance Co.	374	510,712
Don Quijote Co. Ltd.	11,500	602,543
Hino Motors Ltd.	56,000	861,934
Hitachi Metals Ltd.	71,000	854,959
Hokkaido Electric Power Co., Inc. (a)	42,200	552,121
Common Stocks - continued
	Shares	Value
Japan - continued
Hoya Corp.	42,300	$ 913,310
INPEX Corp.	106	464,447
Itochu Corp.	52,700	627,599
Japan Tobacco, Inc.	61,100	2,137,345
JFE Holdings, Inc.	38,100	862,708
JSR Corp.	17,800	322,149
JX Holdings, Inc.	217,500	1,157,364
Kansai Electric Power Co., Inc. (a)	22,200	272,087
KDDI Corp.	21,700	1,199,030
Makita Corp.	9,000	469,717
Mitsubishi Electric Corp.	72,000	700,807
Mitsubishi UFJ Financial Group, Inc.	192,000	1,190,977
Mitsui & Co. Ltd.	36,400	488,878
Mitsui Fudosan Co. Ltd.	14,000	423,675
MS&AD Insurance Group Holdings, Inc.	17,600	456,942
Nihon Parkerizing Co. Ltd.	22,000	437,259
Nissan Motor Co. Ltd.	88,600	925,178
Nitori Holdings Co. Ltd.	3,600	307,384
Nitto Denko Corp.	9,600	542,212
NTT Urban Development Co.	344	415,990
ORIX Corp.	113,900	1,692,621
Rakuten, Inc.	69,600	940,464
Rohto Pharmaceutical Co. Ltd.	20,000	276,172
SoftBank Corp.	19,600	1,249,147
Stanley Electric Co. Ltd.	44,900	871,310
Sumitomo Mitsui Financial Group, Inc.	35,200	1,608,155
Sumitomo Mitsui Trust Holdings, Inc.	170,000	784,802
Sumitomo Rubber Industries Ltd.	17,900	298,547
Terumo Corp.	9,200	466,530
Toray Industries, Inc.	81,000	517,056
Toyota Motor Corp.	20,200	1,229,184
Yahoo! Japan Corp.	995	530,477
TOTAL JAPAN		31,648,120
Luxembourg - 0.1%
Eurofins Scientific SA	2,100	460,966
Samsonite International SA	123,300	337,837
TOTAL LUXEMBOURG		798,803
Common Stocks - continued
	Shares	Value
Netherlands - 0.2%
ASML Holding NV (Netherlands)	10,019	$ 902,509
Delta Lloyd NV	18,003	389,671
TOTAL NETHERLANDS		1,292,180
New Zealand - 0.1%
Fletcher Building Ltd.	56,070	361,357
Xero Ltd. (a)	21,000	290,168
TOTAL NEW ZEALAND		651,525
Norway - 0.4%
DNB ASA	56,600	942,725
Merkantildata ASA	39,600	416,644
Telenor ASA	42,800	947,835
TOTAL NORWAY		2,307,204
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	45,552	331,650
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	8,300	478,080
Singapore - 0.0%
Great Eastern Holdings Ltd.	10,000	136,129
Keppel Corp. Ltd.	15,100	122,977
TOTAL SINGAPORE		259,106
South Africa - 0.1%
Naspers Ltd. Class N	4,900	410,208
Spain - 0.3%
Criteria CaixaCorp SA	199,800	736,808
Criteria CaixaCorp SA rights 8/13/13 (a)	199,800	14,088
Repsol YPF SA	29,101	696,474
TOTAL SPAIN		1,447,370
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	13,000	575,593
Investment AB Kinnevik	15,900	480,063
Svenska Cellulosa AB (SCA) (B Shares)	29,000	767,472
Svenska Handelsbanken AB (A Shares)	19,100	867,363
TOTAL SWEDEN		2,690,491
Switzerland - 2.2%
Adecco SA (Reg.)	9,793	621,685
Aryzta AG	11,200	692,852
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA	54,618	$ 3,696,691
Partners Group Holding AG	2,390	631,944
Roche Holding AG (participation certificate)	13,410	3,303,777
Schindler Holding AG (participation certificate)	5,315	760,968
Syngenta AG (Switzerland)	2,679	1,059,309
TE Connectivity Ltd.	9,000	459,360
UBS AG	70,735	1,392,845
TOTAL SWITZERLAND		12,619,431
Turkey - 0.1%
Coca-Cola Icecek A/S	12,000	337,819
United Kingdom - 5.5%
Anglo American PLC (United Kingdom)	11,800	252,747
Associated British Foods PLC	21,100	623,992
BG Group PLC	21,300	384,457
BHP Billiton PLC	51,634	1,477,995
British American Tobacco PLC (United Kingdom)	42,500	2,267,239
British Land Co. PLC	60,496	549,877
Bunzl PLC	27,700	593,733
Centrica PLC	196,700	1,169,989
Cineworld Group PLC	64,835	369,863
Compass Group PLC	64,600	882,489
Dechra Pharmaceuticals PLC	43,300	449,893
Diageo PLC	52,683	1,651,024
Galliford Try PLC	29,300	441,715
GlaxoSmithKline PLC	88,959	2,275,895
HSBC Holdings PLC (United Kingdom)	91,400	1,037,705
ICAP PLC	104,700	647,930
ITV PLC	291,500	747,647
Jazztel PLC (a)	10,200	92,544
Kingfisher PLC	136,900	827,830
London Stock Exchange Group PLC	22,800	545,934
Meggitt PLC	78,500	653,814
Next PLC	9,700	736,331
Partnership Assurance Group PLC	41,445	314,611
Prudential PLC	72,806	1,293,020
Rolls-Royce Group PLC	57,527	1,028,277
Royal Dutch Shell PLC Class B (United Kingdom)	62,179	2,199,296
Schroders PLC	15,700	586,343
Serco Group PLC	61,907	590,484
SIG PLC	190,000	525,470
Standard Chartered PLC (United Kingdom)	54,523	1,264,468
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Wimpey PLC	535,400	$ 867,418
Unilever PLC	33,300	1,352,262
Unite Group PLC	61,500	365,152
Vodafone Group PLC	465,900	1,395,406
William Hill PLC	82,100	607,612
TOTAL UNITED KINGDOM		31,070,462
United States of America - 34.0%
A.O. Smith Corp.	3,000	123,960
Accuray, Inc. (a)	55,000	341,550
Actavis, Inc. (a)	11,300	1,517,251
Adobe Systems, Inc. (a)	10,000	472,800
Aegerion Pharmaceuticals, Inc. (a)	13,000	1,190,670
Agios Pharmaceuticals, Inc.	7,085	206,599
Alexion Pharmaceuticals, Inc. (a)	11,000	1,278,530
American International Group, Inc.	23,000	1,046,730
Ameriprise Financial, Inc.	41,700	3,711,300
Amgen, Inc.	6,000	649,740
Amphenol Corp. Class A	4,000	314,240
Applied Micro Circuits Corp. (a)	33,000	391,710
Bank of America Corp.	608,000	8,876,800
Beam, Inc.	6,500	422,435
Becton, Dickinson & Co.	7,000	726,040
Berkshire Hathaway, Inc. Class B (a)	12,000	1,390,440
Biogen Idec, Inc. (a)	25,800	5,627,754
Bluebird Bio, Inc.	4,700	146,311
Boston Scientific Corp. (a)	155,000	1,692,600
Cabela's, Inc. Class A (a)	40,000	2,745,600
Cabot Oil & Gas Corp.	127,000	9,629,140
CBS Corp. Class B	27,000	1,426,680
Celgene Corp. (a)	15,000	2,202,900
Citigroup, Inc.	190,000	9,906,600
Colgate-Palmolive Co.	3,975	237,983
Comcast Corp. Class A	10,000	450,800
Cummins, Inc.	48,000	5,817,120
Discovery Communications, Inc. (a)	17,100	1,363,212
Eastman Chemical Co.	79,000	6,353,970
Ecolab, Inc.	45,000	4,146,300
Energizer Holdings, Inc.	4,100	417,380
EOG Resources, Inc.	11,500	1,673,135
EQT Corp.	37,000	3,200,500
Estee Lauder Companies, Inc. Class A	10,900	715,585
Common Stocks - continued
	Shares	Value
United States of America - continued
Facebook, Inc. Class A (a)	63,000	$ 2,320,290
FLIR Systems, Inc.	29,000	941,630
Gap, Inc.	108,100	4,961,790
Genesee & Wyoming, Inc. Class A (a)	3,000	268,980
Gilead Sciences, Inc. (a)	86,400	5,309,280
Google, Inc. Class A (a)	6,900	6,124,440
H&R Block, Inc.	48,000	1,508,640
HealthStream, Inc. (a)	2,000	63,000
Home Depot, Inc.	50,000	3,951,500
Illumina, Inc. (a)	18,000	1,436,760
inContact, Inc. (a)	100	848
ITC Holdings Corp.	5,400	495,558
J.B. Hunt Transport Services, Inc.	4,300	322,199
JPMorgan Chase & Co.	11,000	613,030
Kroger Co.	89,900	3,530,373
LinkedIn Corp. (a)	1,700	346,443
lululemon athletica, Inc. (a)	100	6,957
Marathon Petroleum Corp.	3,000	219,990
MasterCard, Inc. Class A	9,300	5,678,673
McGraw-Hill Companies, Inc.	84,000	5,196,240
Moody's Corp.	3,000	203,310
Morgan Stanley	84,000	2,285,640
NCR Corp. (a)	8,000	288,000
Netflix, Inc. (a)	8,800	2,149,136
Noble Energy, Inc.	48,000	2,999,520
Onyx Pharmaceuticals, Inc. (a)	63,100	8,285,030
Oracle Corp.	14,300	462,605
Pacira Pharmaceuticals, Inc. (a)	7,000	237,510
Perrigo Co.	16,000	1,990,240
Philip Morris International, Inc.	4,500	401,310
Phillips 66	21,000	1,291,500
Phillips 66 Partners LP	16,700	540,579
Pioneer Natural Resources Co.	35,300	5,463,028
Praxair, Inc.	3,000	360,510
Precision Castparts Corp.	1,200	266,064
Prestige Brands Holdings, Inc. (a)	66,000	2,238,060
priceline.com, Inc. (a)	600	525,402
PVH Corp.	34,000	4,480,860
Questcor Pharmaceuticals, Inc.	11,000	735,020
Regeneron Pharmaceuticals, Inc. (a)	2,000	540,120
Rock-Tenn Co. Class A	5,000	571,750
Saia, Inc. (a)	14,500	434,130
Common Stocks - continued
	Shares	Value
United States of America - continued
Salix Pharmaceuticals Ltd. (a)	9,000	$ 665,100
ServiceNow, Inc. (a)	58,000	2,527,640
Sigma Aldrich Corp.	3,000	250,680
Sirius XM Radio, Inc.	148,000	552,040
Spirit Airlines, Inc. (a)	17,000	561,850
SS&C Technologies Holdings, Inc. (a)	22,500	805,050
SunEdison, Inc. (a)	45,000	453,600
Teledyne Technologies, Inc. (a)	3,000	240,510
The Blackstone Group LP	96,000	2,164,800
The Boeing Co.	9,000	945,900
The Cooper Companies, Inc.	27,600	3,514,860
The Walt Disney Co.	25,000	1,616,250
Tribune Co. Class A (a)	7,000	442,400
TripAdvisor, Inc. (a)	22,000	1,650,440
Twenty-First Century Fox, Inc. Class A	4,000	119,520
United Technologies Corp.	6,000	633,420
Visa, Inc. Class A	43,000	7,611,430
W.W. Grainger, Inc.	1,800	471,852
Wabtec Corp.	2,000	116,120
Web.com Group, Inc. (a)	39,300	1,021,014
WhiteWave Foods Co. (d)	17,000	317,730
Workday, Inc. Class A	45,000	3,073,050
WPX Energy, Inc. (a)	16,000	307,360
Yahoo!, Inc. (a)	94,000	2,640,460
TOTAL UNITED STATES OF AMERICA		193,163,386
TOTAL COMMON STOCKS (Cost $295,370,153)		351,211,866
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,500	1,307,169
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	6,881,413	10,468
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $826,503)		1,317,637
Corporate Bonds - 8.5%
		Principal Amount (i)	Value
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	$ 265,400
Radian Group, Inc. 2.25% 3/1/19		170,000	249,475
TOTAL UNITED STATES OF AMERICA			514,875
Nonconvertible Bonds - 8.4%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	326,042
Bailiwick of Jersey - 0.1%
AA Bond Co. Ltd. 4.7201% 7/31/18 (Reg. S)	GBP	250,000	393,114
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	408,132
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,025
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	188,877	270,217
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	276,072
6.875% 3/14/26	GBP	150,000	279,530
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	194,254
TOTAL CAYMAN ISLANDS			1,020,073
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	432,485
BNP Paribas 2.375% 9/14/17		400,000	403,493
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	544,551
Credit Logement SA 1.359% (f)(g)	EUR	150,000	143,678
EDF SA 4.625% 9/11/24	EUR	150,000	231,947
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,037,877
Iliad SA 4.875% 6/1/16	EUR	500,000	715,282
TOTAL FRANCE			3,509,313
Germany - 0.1%
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	263,396
3.125% 7/10/23	EUR	250,000	339,498
TOTAL GERMANY			602,894
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	421,679
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		$ 650,000	$ 608,747
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (g)	EUR	150,000	198,778
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	743,520
TOTAL IRELAND			942,298
Italy - 0.2%
Intesa Sanpaolo SpA:
1.8556% 11/12/17 (g)	GBP	150,000	197,667
4.875% 7/10/15	EUR	300,000	418,893
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	137,082
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	283,604
TOTAL ITALY			1,037,246
Japan - 0.1%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	533,413
Korea (South) - 0.3%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	385,553
5% 4/11/22		200,000	216,932
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	197,486
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	475,853
5% 9/30/14 (Reg. S)		200,000	208,251
TOTAL KOREA (SOUTH)			1,484,075
Luxembourg - 0.1%
Covidien International Finance SA 2.95% 6/15/23		250,000	238,134
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	208,742
Pentair Finance SA 1.875% 9/15/17		150,000	146,867
Tyco Electronics Group SA 3.5% 2/3/22		300,000	290,719
TOTAL LUXEMBOURG			884,462
Mexico - 0.1%
America Movil S.A.B. de CV:
3% 7/12/21	EUR	275,000	371,719
5% 3/30/20		400,000	432,803
TOTAL MEXICO			804,522
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		$ 1,000,000	$ 1,020,709
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	339,054
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	530,011
Heineken NV 1.4% 10/1/17 (e)		550,000	537,945
LYB International Finance BV 4% 7/15/23		500,000	496,671
Robert Bosch Investment NL BV 2.979% 5/27/33	EUR	200,000	256,858
Volkswagen International Finance NV 2.375% 3/22/17 (e)		400,000	408,405
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	196,473
TOTAL NETHERLANDS			2,765,417
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (e)		400,000	388,823
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	414,706
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	274,085
TOTAL SINGAPORE			688,791
Spain - 0.2%
BBVA US Senior SAU 4.664% 10/9/15		500,000	516,082
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	285,214
5.811% 9/5/17	EUR	300,000	448,694
TOTAL SPAIN			1,249,990
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	263,885
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	278,757
United Kingdom - 1.6%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	575,823
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	584,329
6.75% 1/16/23 (g)	GBP	300,000	502,198
BAT International Finance PLC:
3.25% 6/7/22 (e)		200,000	196,491
8.125% 11/15/13		200,000	203,958
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
British Sky Broadcasting Group PLC 3.125% 11/26/22 (e)		$ 300,000	$ 281,943
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	461,170
Channel Link Enterprises Finance PLC 3.57% 6/30/50 (g)	EUR	400,000	494,890
Direct Line Insurance Group PLC 9.25% 4/27/42 (g)	GBP	100,000	185,390
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	299,864
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	176,143
Experian Finance PLC:
2.375% 6/15/17 (e)		425,000	420,712
4.75% 11/23/18	GBP	300,000	509,205
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	634,787
Firstgroup PLC 5.25% 11/29/22	GBP	400,000	635,426
Ford Credit Europe PLC 1.875% 5/12/16	EUR	300,000	403,773
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	626,287
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	213,766
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	475,311
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	438,161
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,333
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	268,155
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	265,319
William Hill PLC 7.125% 11/11/16	GBP	150,000	253,288
TOTAL UNITED KINGDOM			9,258,722
United States of America - 3.3%
AbbVie, Inc. 1.75% 11/6/17 (e)		400,000	395,430
Altria Group, Inc.:
2.85% 8/9/22		500,000	461,801
9.25% 8/6/19		204,000	271,823
American Express Co. 1.55% 5/22/18		550,000	536,222
American International Group, Inc. 5% 4/26/23	GBP	200,000	331,480
American Tower Corp. 3.5% 1/31/23		400,000	364,405
Apple, Inc. 2.4% 5/3/23		800,000	734,601
AutoZone, Inc. 3.125% 7/15/23		400,000	373,594
Chevron Corp.:
2.355% 12/5/22		200,000	186,731
2.427% 6/24/20		200,000	198,423
3.191% 6/24/23		300,000	295,959
Citigroup, Inc.:
4.25% 2/25/30 (g)	EUR	450,000	579,800
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Citigroup, Inc.: - continued
4.5% 1/14/22		$ 150,000	$ 158,163
Comcast Corp. 6.55% 7/1/39		350,000	423,471
Digital Realty Trust LP 4.25% 1/17/25	GBP	200,000	295,257
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	271,317
Frontier Oil Corp. 6.875% 11/15/18		250,000	266,250
General Electric Capital Corp. 4.65% 10/17/21		250,000	266,801
General Electric Co.:
4.125% 10/9/42		200,000	186,549
5.25% 12/6/17		550,000	627,276
Glencore Funding LLC:
1.7% 5/27/16 (e)		400,000	390,875
2.5% 1/15/19 (e)		450,000	412,875
4.125% 5/30/23 (e)		300,000	268,723
6% 4/15/14 (Reg. S)		309,000	318,575
Marathon Oil Corp. 2.8% 11/1/22		350,000	329,415
Mattel, Inc. 1.7% 3/15/18		150,000	147,432
Metropolitan Life Global Funding I 3% 1/10/23 (e)		350,000	333,816
NBCUniversal Media LLC 4.375% 4/1/21		500,000	542,000
PepsiCo, Inc. 2.25% 1/7/19		350,000	349,912
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	135,209
2.875% 5/30/24	EUR	150,000	201,517
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	130,213
PPL Energy Supply LLC 6.5% 5/1/18		160,000	184,775
Procter & Gamble Co. 2% 8/16/22 (Reg. S)	EUR	250,000	327,969
Qwest Corp. 6.75% 12/1/21		650,000	727,927
Reynolds American, Inc. 1.05% 10/30/15		200,000	199,943
Roche Holdings, Inc. 6% 3/1/19 (e)		150,000	178,509
SABMiller Holdings, Inc.:
1.875% 1/20/20 (Reg. S)	EUR	250,000	328,771
2.45% 1/15/17 (e)		400,000	410,253
3.75% 1/15/22 (e)		200,000	203,890
Southeast Supply Header LLC 4.85% 8/15/14 (e)		300,000	309,184
The Coca-Cola Co. 3.3% 9/1/21		350,000	358,435
The NASDAQ Stock Market, Inc. 3.875% 6/7/21	EUR	250,000	344,281
Time Warner Cable, Inc. 4.125% 2/15/21		850,000	817,635
U.S. Bancorp 3% 3/15/22		500,000	488,755
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	140,812
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		$ 225,000	$ 228,443
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	583,851
Walt Disney Co.:
0.45% 12/1/15		350,000	349,090
1.1% 12/1/17		500,000	489,361
2.35% 12/1/22		750,000	696,457
Wells Fargo & Co. 3.676% 6/15/16		450,000	481,340
Xerox Corp. 2.95% 3/15/17		150,000	154,455
TOTAL UNITED STATES OF AMERICA			18,790,051
TOTAL NONCONVERTIBLE BONDS			47,940,180
TOTAL CORPORATE BONDS (Cost $47,225,493)			48,455,055
Government Obligations - 24.1%

Canada - 0.6%
Canadian Government 3.25% 6/1/21	CAD	3,450,000	3,599,038
France - 0.6%
French Government OAT 3% 4/25/22	EUR	2,250,000	3,224,820
Germany - 6.1%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	1,007,019	1,415,205
1.5% 4/15/16	EUR	4,173,192	5,862,824
0% 6/13/14	EUR	5,050,000	6,714,821
0.5% 10/13/17	EUR	2,600,000	3,456,177
1.5% 9/4/22	EUR	2,675,000	3,545,733
1.75% 10/9/15	EUR	200,000	275,303
2.5% 7/4/44	EUR	2,200,000	2,938,659
4% 1/4/18	EUR	1,250,000	1,913,176
4.25% 7/4/17	EUR	250,000	381,644
4.75% 7/4/40	EUR	3,000,000	5,780,541
5.5% 1/4/31	EUR	400,000	771,520
5.625% 1/4/28	EUR	910,000	1,731,029
TOTAL GERMANY			34,786,632
Government Obligations - continued
		Principal Amount (i)	Value
Italy - 2.1%
Buoni Poliennali Del Tes:
1.7% 9/15/18	EUR	6,750,000	$ 8,777,344
5.5% 11/1/22	EUR	2,000,000	2,888,855
TOTAL ITALY			11,666,199
Japan - 10.1%
Japan Government:
1.3% 6/20/20	JPY	1,781,000,000	19,161,946
1.3% 3/20/21	JPY	802,750,000	8,620,843
1.5% 3/20/14	JPY	1,680,000,000	17,310,314
1.7% 9/20/32	JPY	1,014,450,000	10,389,127
2% 9/20/40	JPY	181,000,000	1,928,638
TOTAL JAPAN			57,410,868
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,736,795
New Zealand - 0.6%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	4,650,000	3,654,783
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,016,704
United Kingdom - 0.6%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	1,000,000	1,736,689
4.25% 3/7/36	GBP	350,000	605,866
4.5% 12/7/42	GBP	350,000	632,845
5% 9/7/14	GBP	50,000	79,961
6% 12/7/28	GBP	250,000	522,667
TOTAL UNITED KINGDOM			3,578,028
United States of America - 2.7%
U.S. Treasury Bonds:
2.75% 8/15/42		$ 450,000	378,070
2.75% 11/15/42		250,000	209,688
3% 5/15/42		100,000	88,813
3.125% 11/15/41		2,850,000	2,604,188
U.S. Treasury Notes:
0.125% 12/31/14		500,000	499,473
0.625% 9/30/17		1,400,000	1,372,547
Government Obligations - continued
		Principal Amount (i)	Value
United States of America - continued
U.S. Treasury Notes: - continued
0.875% 4/30/17		$ 2,050,000	$ 2,045,996
1% 3/31/17		850,000	853,188
1.625% 8/15/22		1,875,000	1,747,412
1.625% 11/15/22		3,950,000	3,659,920
1.75% 5/15/23		1,700,000	1,578,345
TOTAL UNITED STATES OF AMERICA			15,037,640
TOTAL GOVERNMENT OBLIGATIONS (Cost $142,151,740)			136,711,507
Asset-Backed Securities - 0.2%

Bavarian Sky SA 0.362% 6/20/20 (g) (Cost $1,128,311)	EUR	871,922	1,166,492
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6741% 5/17/60 (g)		300,000	300,123
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9096% 10/18/54 (g)	GBP	227,468	348,662
Granite Master Issuer PLC Series 2005-1 Class A5, 0.302% 12/20/54 (g)	EUR	159,326	208,186
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6771% 10/15/54 (g)		200,000	201,062
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,064,509)			1,058,033
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.432% 8/18/17 (g)	EUR	147,981	188,991
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0353% 4/19/21 (g)	GBP	141,470	204,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $404,265)			393,441
Fixed-Income Funds - 0.4%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (h) (Cost $2,137,500)	210,727	$ 2,164,166
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b)	38,217,377	38,217,377
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	659,415	659,415
TOTAL MONEY MARKET FUNDS (Cost $38,876,792)		38,876,792
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $529,185,226)		581,354,989
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(13,861,493)
NET ASSETS - 100%		$ 567,493,496
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,137,874 or 0.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,502
Fidelity Emerging Markets Debt Central Fund	337,312
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	289,490
Fidelity Securities Lending Cash Central Fund	62,493
Total	$ 747,486
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 529,198	$ 11,993,110	$ 2,164,166	2.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	5,328,716	-	0.0%
Fidelity High Income Central Fund 1	10,417,086	283,143	10,997,976	-	0.0%
Total	$ 24,137,087	$ 5,781,848	$ 28,319,802	$ 2,164,166
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,418,753	$ 51,264,391	$ 2,154,362	$ -
Consumer Staples	26,460,163	15,752,426	10,707,737	-
Energy	34,926,040	30,445,998	4,480,042	-
Financials	72,882,893	65,290,597	7,592,296	-
Health Care	55,539,471	50,777,651	4,761,820	-
Industrials	33,514,598	33,514,598	-	-
Information Technology	42,900,154	41,997,645	902,509	-
Materials	24,507,671	20,878,446	3,629,225	-
Telecommunication Services	5,642,014	4,246,608	1,395,406	-
Utilities	2,737,746	2,737,746	-	-
Corporate Bonds	48,455,055	-	48,455,055	-
Government Obligations	136,711,507	-	136,711,507	-
Asset-Backed Securities	1,166,492	-	1,166,492	-
Collateralized Mortgage Obligations	1,058,033	-	1,058,033	-
Commercial Mortgage Securities	393,441	-	393,441	-
Fixed-Income Funds	2,164,166	2,164,166	-	-
Money Market Funds	38,876,792	38,876,792	-	-
Total Investments in Securities:	$ 581,354,989	$ 357,947,064	$ 223,407,925	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $530,535,804. Net unrealized appreciation aggregated $50,819,185, of which $61,531,621 related to appreciated investment securities and $10,712,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Global Balanced Fund

July 31, 2013

1.804837.109

GBL-QTLY-0913

Investments July 31, 2013 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 61.9%
	Shares	Value
Australia - 1.7%
Acrux Ltd.	62,767	$ 190,129
Ainsworth Game Technology Ltd.	34,510	111,670
AMP Ltd.	137,538	558,790
Asciano Ltd.	58,418	266,746
Australia & New Zealand Banking Group Ltd.	25,263	675,780
BHP Billiton Ltd.	34,925	1,091,921
Cochlear Ltd.	3,878	212,909
Commonwealth Bank of Australia	24,908	1,661,455
Computershare Ltd.	64,267	564,955
CSL Ltd.	12,896	765,855
iSelect Ltd.	92,400	132,886
Leighton Holdings Ltd.	22,292	331,014
Macquarie Group Ltd.	11,439	451,275
QBE Insurance Group Ltd.	31,800	469,054
Spark Infrastructure Group unit	154,565	247,991
Suncorp-Metway Ltd.	58,344	672,313
Sydney Airport unit	72,427	233,713
Telstra Corp. Ltd.	102,853	461,323
Wotif.com Holdings Ltd. (d)	72,549	322,793
TOTAL AUSTRALIA		9,422,572
Austria - 0.2%
Andritz AG	10,200	550,246
Erste Group Bank AG	20,340	617,764
TOTAL AUSTRIA		1,168,010
Bailiwick of Guernsey - 0.0%
Resolution Ltd.	49,900	245,798
Bailiwick of Jersey - 0.2%
Informa PLC	66,388	530,212
Wolseley PLC	10,694	511,799
TOTAL BAILIWICK OF JERSEY		1,042,011
Belgium - 0.5%
Anheuser-Busch InBev SA NV	18,100	1,740,521
KBC Groupe SA	12,469	500,132
UCB SA	7,600	438,044
TOTAL BELGIUM		2,678,697
Bermuda - 0.4%
Biosensors International Group Ltd.	360,000	294,606
Bunge Ltd.	5,600	425,656
Common Stocks - continued
	Shares	Value
Bermuda - continued
Luk Fook Holdings International Ltd.	79,000	$ 221,040
Nam Cheong Ltd.	1,473,000	324,539
Nine Dragons Paper (Holdings) Ltd.	528,000	334,272
Pacific Basin Shipping Ltd.	326,000	176,123
Shangri-La Asia Ltd.	174,000	273,712
Signet Jewelers Ltd.	5,800	424,038
TOTAL BERMUDA		2,473,986
British Virgin Islands - 0.1%
Luxoft Holding, Inc.	16,300	358,111
Michael Kors Holdings Ltd. (a)	2,000	134,680
TOTAL BRITISH VIRGIN ISLANDS		492,791
Canada - 1.3%
Agnico Eagle Mines Ltd. (Canada)	1,000	28,439
Agrium, Inc.	300	25,452
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	2,300	140,965
Bank of Montreal (d)	2,300	143,025
Bank of Nova Scotia	4,300	242,861
BCE, Inc.	3,300	136,710
BlackBerry Ltd. (a)	1,700	15,011
Boardwalk (REIT)	600	33,660
Brookfield Asset Management, Inc. Class A	3,400	125,824
Brookfield Properties Corp.	2,200	37,249
Calfrac Well Services Ltd.	500	16,576
Canadian Imperial Bank of Commerce	1,300	98,636
Canadian National Railway Co.	1,800	179,912
Canadian Natural Resources Ltd.	3,500	108,466
Canadian Oil Sands Ltd.	1,500	29,121
Canadian Pacific Railway Ltd.	13,900	1,706,949
Catamaran Corp. (a)	2,800	147,483
Cenovus Energy, Inc.	2,700	79,967
CGI Group, Inc. Class A (sub. vtg.) (a)	3,200	110,603
CI Financial Corp.	1,800	54,380
Corus Entertainment, Inc. Class B (non-vtg.)	200	4,839
Crescent Point Energy Corp.	1,100	41,715
Dollarama, Inc.	860	62,070
Enbridge, Inc.	4,000	177,471
First Quantum Minerals Ltd.	3,574	57,415
Gildan Activewear, Inc.	2,000	89,261
Goldcorp, Inc.	14,000	394,879
Imperial Oil Ltd.	1,200	51,489
Common Stocks - continued
	Shares	Value
Canada - continued
Intact Financial Corp.	950	$ 55,875
Jean Coutu Group, Inc. Class A (sub. vtg.)	2,100	38,438
Keyera Corp.	823	46,042
Loblaw Companies Ltd.	1,000	47,717
Magna International, Inc. Class A (sub. vtg.)	1,600	122,364
Manulife Financial Corp.	8,200	144,424
Metro, Inc. Class A (sub. vtg.)	1,300	93,244
Norbord, Inc.	1,400	44,231
Open Text Corp.	600	42,405
Pembina Pipeline Corp.	2,300	72,039
Quebecor, Inc. Class B (sub. vtg.)	1,200	55,099
RioCan (REIT)	2,200	52,135
Rogers Communications, Inc. Class B (non-vtg.)	1,550	61,934
Royal Bank of Canada	5,300	331,076
Saputo, Inc.	600	27,760
Sun Life Financial, Inc.	2,600	84,194
Suncor Energy, Inc.	17,872	564,819
TELUS Corp. (a)	3,200	97,237
The Toronto-Dominion Bank	3,400	286,539
Tim Hortons, Inc. (Canada)	100	5,790
Tourmaline Oil Corp. (a)	2,400	92,509
TransCanada Corp.	3,700	169,059
Valeant Pharmaceuticals International, Inc. (Canada) (a)	3,400	315,471
Vermilion Energy, Inc.	1,600	85,818
West Fraser Timber Co. Ltd.	900	82,035
Yamana Gold, Inc.	1,600	16,715
TOTAL CANADA		7,375,397
Cayman Islands - 0.3%
Baidu.com, Inc. sponsored ADR (a)	3,000	396,930
Geely Automobile Holdings Ltd.	805,000	336,299
Kingsoft Corp. Ltd.	11,000	18,949
New Oriental Education & Technology Group, Inc. sponsored ADR	19,800	439,362
SouFun Holdings Ltd. ADR	8,400	291,984
Tencent Holdings Ltd.	10,600	480,824
TOTAL CAYMAN ISLANDS		1,964,348
Denmark - 0.1%
Coloplast A/S Series B	8,300	485,182
Finland - 0.3%
Amer Group PLC (A Shares)	27,400	544,222
Common Stocks - continued
	Shares	Value
Finland - continued
Raisio Group PLC (V Shares)	59,500	$ 265,172
Sampo Oyj (A Shares)	20,529	900,162
TOTAL FINLAND		1,709,556
France - 2.6%
Atos Origin SA	6,758	508,053
AXA SA	52,400	1,155,449
BNP Paribas SA	23,372	1,512,205
Christian Dior SA	7,800	1,381,143
Ingenico SA	5,314	397,375
Ipsos SA	13,900	494,288
Kering SA	5,700	1,305,033
Legrand SA	13,700	709,895
Publicis Groupe SA	9,970	804,304
Sanofi SA	23,747	2,485,925
Schneider Electric SA	13,500	1,074,171
Technip SA	5,000	551,763
Total SA	42,800	2,280,746
TOTAL FRANCE		14,660,350
Germany - 2.3%
adidas AG	8,500	947,608
BASF AG	16,794	1,489,311
Bayer AG	16,300	1,894,159
Beiersdorf AG	5,000	462,430
Brenntag AG	3,300	542,184
CTS Eventim AG	11,536	518,726
Daimler AG (Germany)	19,739	1,371,286
Deutsche Bank AG	23,709	1,069,594
Deutsche Boerse AG	9,900	700,405
Deutsche Post AG	32,503	911,075
ElringKlinger AG	9,200	341,046
GEA Group AG	16,259	670,859
GSW Immobilien AG	9,700	392,552
HeidelbergCement Finance AG	8,500	652,922
KION Group AG (a)	7,479	248,842
Linde AG	5,500	1,059,491
TOTAL GERMANY		13,272,490
Hong Kong - 0.4%
AIA Group Ltd.	163,600	775,220
Lenovo Group Ltd.	326,000	297,181
Sinosoft Tech Group Ltd.	532,000	93,290
Common Stocks - continued
	Shares	Value
Hong Kong - continued
SJM Holdings Ltd.	128,000	$ 320,842
Techtronic Industries Co. Ltd.	167,000	408,693
Wharf Holdings Ltd.	67,000	576,648
TOTAL HONG KONG		2,471,874
Ireland - 1.6%
Alkermes PLC (a)	26,000	873,080
DCC PLC (United Kingdom)	13,300	539,199
Eaton Corp. PLC	38,000	2,620,100
FBD Holdings PLC	23,900	511,905
FleetMatics Group PLC	9,000	338,940
Greencore Group PLC	216,900	485,040
James Hardie Industries PLC CDI	40,118	333,195
Kingspan Group PLC (United Kingdom)	39,900	556,952
Ryanair Holdings PLC sponsored ADR	16,000	824,320
Trinity Biotech PLC sponsored ADR	39,000	759,720
Warner Chilcott PLC	51,000	1,086,810
TOTAL IRELAND		8,929,261
Israel - 0.1%
Sarin Technologies Ltd.	291,500	346,355
Italy - 0.5%
Astaldi SpA	58,600	419,417
Azimut Holding SpA	21,700	487,879
Banca Popolare dell'Emilia Romagna Scrl (a)	33,600	200,702
Beni Stabili SpA SIIQ	655,300	424,905
MARR SpA	34,331	447,588
Prada SpA	52,800	492,898
Prysmian SpA	24,300	493,964
TOTAL ITALY		2,967,353
Japan - 5.6%
AEON Financial Service Co. Ltd.	15,100	440,616
AEON Mall Co. Ltd.	32,780	817,575
Aozora Bank Ltd.	226,000	699,397
Asahi Kasei Corp.	83,000	526,432
Bridgestone Corp.	28,200	1,002,308
Dai-ichi Mutual Life Insurance Co.	374	510,712
Don Quijote Co. Ltd.	11,500	602,543
Hino Motors Ltd.	56,000	861,934
Hitachi Metals Ltd.	71,000	854,959
Hokkaido Electric Power Co., Inc. (a)	42,200	552,121
Common Stocks - continued
	Shares	Value
Japan - continued
Hoya Corp.	42,300	$ 913,310
INPEX Corp.	106	464,447
Itochu Corp.	52,700	627,599
Japan Tobacco, Inc.	61,100	2,137,345
JFE Holdings, Inc.	38,100	862,708
JSR Corp.	17,800	322,149
JX Holdings, Inc.	217,500	1,157,364
Kansai Electric Power Co., Inc. (a)	22,200	272,087
KDDI Corp.	21,700	1,199,030
Makita Corp.	9,000	469,717
Mitsubishi Electric Corp.	72,000	700,807
Mitsubishi UFJ Financial Group, Inc.	192,000	1,190,977
Mitsui & Co. Ltd.	36,400	488,878
Mitsui Fudosan Co. Ltd.	14,000	423,675
MS&AD Insurance Group Holdings, Inc.	17,600	456,942
Nihon Parkerizing Co. Ltd.	22,000	437,259
Nissan Motor Co. Ltd.	88,600	925,178
Nitori Holdings Co. Ltd.	3,600	307,384
Nitto Denko Corp.	9,600	542,212
NTT Urban Development Co.	344	415,990
ORIX Corp.	113,900	1,692,621
Rakuten, Inc.	69,600	940,464
Rohto Pharmaceutical Co. Ltd.	20,000	276,172
SoftBank Corp.	19,600	1,249,147
Stanley Electric Co. Ltd.	44,900	871,310
Sumitomo Mitsui Financial Group, Inc.	35,200	1,608,155
Sumitomo Mitsui Trust Holdings, Inc.	170,000	784,802
Sumitomo Rubber Industries Ltd.	17,900	298,547
Terumo Corp.	9,200	466,530
Toray Industries, Inc.	81,000	517,056
Toyota Motor Corp.	20,200	1,229,184
Yahoo! Japan Corp.	995	530,477
TOTAL JAPAN		31,648,120
Luxembourg - 0.1%
Eurofins Scientific SA	2,100	460,966
Samsonite International SA	123,300	337,837
TOTAL LUXEMBOURG		798,803
Common Stocks - continued
	Shares	Value
Netherlands - 0.2%
ASML Holding NV (Netherlands)	10,019	$ 902,509
Delta Lloyd NV	18,003	389,671
TOTAL NETHERLANDS		1,292,180
New Zealand - 0.1%
Fletcher Building Ltd.	56,070	361,357
Xero Ltd. (a)	21,000	290,168
TOTAL NEW ZEALAND		651,525
Norway - 0.4%
DNB ASA	56,600	942,725
Merkantildata ASA	39,600	416,644
Telenor ASA	42,800	947,835
TOTAL NORWAY		2,307,204
Papua New Guinea - 0.1%
Oil Search Ltd. ADR	45,552	331,650
Russia - 0.1%
Magnit OJSC GDR (Reg. S)	8,300	478,080
Singapore - 0.0%
Great Eastern Holdings Ltd.	10,000	136,129
Keppel Corp. Ltd.	15,100	122,977
TOTAL SINGAPORE		259,106
South Africa - 0.1%
Naspers Ltd. Class N	4,900	410,208
Spain - 0.3%
Criteria CaixaCorp SA	199,800	736,808
Criteria CaixaCorp SA rights 8/13/13 (a)	199,800	14,088
Repsol YPF SA	29,101	696,474
TOTAL SPAIN		1,447,370
Sweden - 0.5%
ASSA ABLOY AB (B Shares)	13,000	575,593
Investment AB Kinnevik	15,900	480,063
Svenska Cellulosa AB (SCA) (B Shares)	29,000	767,472
Svenska Handelsbanken AB (A Shares)	19,100	867,363
TOTAL SWEDEN		2,690,491
Switzerland - 2.2%
Adecco SA (Reg.)	9,793	621,685
Aryzta AG	11,200	692,852
Common Stocks - continued
	Shares	Value
Switzerland - continued
Nestle SA	54,618	$ 3,696,691
Partners Group Holding AG	2,390	631,944
Roche Holding AG (participation certificate)	13,410	3,303,777
Schindler Holding AG (participation certificate)	5,315	760,968
Syngenta AG (Switzerland)	2,679	1,059,309
TE Connectivity Ltd.	9,000	459,360
UBS AG	70,735	1,392,845
TOTAL SWITZERLAND		12,619,431
Turkey - 0.1%
Coca-Cola Icecek A/S	12,000	337,819
United Kingdom - 5.5%
Anglo American PLC (United Kingdom)	11,800	252,747
Associated British Foods PLC	21,100	623,992
BG Group PLC	21,300	384,457
BHP Billiton PLC	51,634	1,477,995
British American Tobacco PLC (United Kingdom)	42,500	2,267,239
British Land Co. PLC	60,496	549,877
Bunzl PLC	27,700	593,733
Centrica PLC	196,700	1,169,989
Cineworld Group PLC	64,835	369,863
Compass Group PLC	64,600	882,489
Dechra Pharmaceuticals PLC	43,300	449,893
Diageo PLC	52,683	1,651,024
Galliford Try PLC	29,300	441,715
GlaxoSmithKline PLC	88,959	2,275,895
HSBC Holdings PLC (United Kingdom)	91,400	1,037,705
ICAP PLC	104,700	647,930
ITV PLC	291,500	747,647
Jazztel PLC (a)	10,200	92,544
Kingfisher PLC	136,900	827,830
London Stock Exchange Group PLC	22,800	545,934
Meggitt PLC	78,500	653,814
Next PLC	9,700	736,331
Partnership Assurance Group PLC	41,445	314,611
Prudential PLC	72,806	1,293,020
Rolls-Royce Group PLC	57,527	1,028,277
Royal Dutch Shell PLC Class B (United Kingdom)	62,179	2,199,296
Schroders PLC	15,700	586,343
Serco Group PLC	61,907	590,484
SIG PLC	190,000	525,470
Standard Chartered PLC (United Kingdom)	54,523	1,264,468
Common Stocks - continued
	Shares	Value
United Kingdom - continued
Taylor Wimpey PLC	535,400	$ 867,418
Unilever PLC	33,300	1,352,262
Unite Group PLC	61,500	365,152
Vodafone Group PLC	465,900	1,395,406
William Hill PLC	82,100	607,612
TOTAL UNITED KINGDOM		31,070,462
United States of America - 34.0%
A.O. Smith Corp.	3,000	123,960
Accuray, Inc. (a)	55,000	341,550
Actavis, Inc. (a)	11,300	1,517,251
Adobe Systems, Inc. (a)	10,000	472,800
Aegerion Pharmaceuticals, Inc. (a)	13,000	1,190,670
Agios Pharmaceuticals, Inc.	7,085	206,599
Alexion Pharmaceuticals, Inc. (a)	11,000	1,278,530
American International Group, Inc.	23,000	1,046,730
Ameriprise Financial, Inc.	41,700	3,711,300
Amgen, Inc.	6,000	649,740
Amphenol Corp. Class A	4,000	314,240
Applied Micro Circuits Corp. (a)	33,000	391,710
Bank of America Corp.	608,000	8,876,800
Beam, Inc.	6,500	422,435
Becton, Dickinson & Co.	7,000	726,040
Berkshire Hathaway, Inc. Class B (a)	12,000	1,390,440
Biogen Idec, Inc. (a)	25,800	5,627,754
Bluebird Bio, Inc.	4,700	146,311
Boston Scientific Corp. (a)	155,000	1,692,600
Cabela's, Inc. Class A (a)	40,000	2,745,600
Cabot Oil & Gas Corp.	127,000	9,629,140
CBS Corp. Class B	27,000	1,426,680
Celgene Corp. (a)	15,000	2,202,900
Citigroup, Inc.	190,000	9,906,600
Colgate-Palmolive Co.	3,975	237,983
Comcast Corp. Class A	10,000	450,800
Cummins, Inc.	48,000	5,817,120
Discovery Communications, Inc. (a)	17,100	1,363,212
Eastman Chemical Co.	79,000	6,353,970
Ecolab, Inc.	45,000	4,146,300
Energizer Holdings, Inc.	4,100	417,380
EOG Resources, Inc.	11,500	1,673,135
EQT Corp.	37,000	3,200,500
Estee Lauder Companies, Inc. Class A	10,900	715,585
Common Stocks - continued
	Shares	Value
United States of America - continued
Facebook, Inc. Class A (a)	63,000	$ 2,320,290
FLIR Systems, Inc.	29,000	941,630
Gap, Inc.	108,100	4,961,790
Genesee & Wyoming, Inc. Class A (a)	3,000	268,980
Gilead Sciences, Inc. (a)	86,400	5,309,280
Google, Inc. Class A (a)	6,900	6,124,440
H&R Block, Inc.	48,000	1,508,640
HealthStream, Inc. (a)	2,000	63,000
Home Depot, Inc.	50,000	3,951,500
Illumina, Inc. (a)	18,000	1,436,760
inContact, Inc. (a)	100	848
ITC Holdings Corp.	5,400	495,558
J.B. Hunt Transport Services, Inc.	4,300	322,199
JPMorgan Chase & Co.	11,000	613,030
Kroger Co.	89,900	3,530,373
LinkedIn Corp. (a)	1,700	346,443
lululemon athletica, Inc. (a)	100	6,957
Marathon Petroleum Corp.	3,000	219,990
MasterCard, Inc. Class A	9,300	5,678,673
McGraw-Hill Companies, Inc.	84,000	5,196,240
Moody's Corp.	3,000	203,310
Morgan Stanley	84,000	2,285,640
NCR Corp. (a)	8,000	288,000
Netflix, Inc. (a)	8,800	2,149,136
Noble Energy, Inc.	48,000	2,999,520
Onyx Pharmaceuticals, Inc. (a)	63,100	8,285,030
Oracle Corp.	14,300	462,605
Pacira Pharmaceuticals, Inc. (a)	7,000	237,510
Perrigo Co.	16,000	1,990,240
Philip Morris International, Inc.	4,500	401,310
Phillips 66	21,000	1,291,500
Phillips 66 Partners LP	16,700	540,579
Pioneer Natural Resources Co.	35,300	5,463,028
Praxair, Inc.	3,000	360,510
Precision Castparts Corp.	1,200	266,064
Prestige Brands Holdings, Inc. (a)	66,000	2,238,060
priceline.com, Inc. (a)	600	525,402
PVH Corp.	34,000	4,480,860
Questcor Pharmaceuticals, Inc.	11,000	735,020
Regeneron Pharmaceuticals, Inc. (a)	2,000	540,120
Rock-Tenn Co. Class A	5,000	571,750
Saia, Inc. (a)	14,500	434,130
Common Stocks - continued
	Shares	Value
United States of America - continued
Salix Pharmaceuticals Ltd. (a)	9,000	$ 665,100
ServiceNow, Inc. (a)	58,000	2,527,640
Sigma Aldrich Corp.	3,000	250,680
Sirius XM Radio, Inc.	148,000	552,040
Spirit Airlines, Inc. (a)	17,000	561,850
SS&C Technologies Holdings, Inc. (a)	22,500	805,050
SunEdison, Inc. (a)	45,000	453,600
Teledyne Technologies, Inc. (a)	3,000	240,510
The Blackstone Group LP	96,000	2,164,800
The Boeing Co.	9,000	945,900
The Cooper Companies, Inc.	27,600	3,514,860
The Walt Disney Co.	25,000	1,616,250
Tribune Co. Class A (a)	7,000	442,400
TripAdvisor, Inc. (a)	22,000	1,650,440
Twenty-First Century Fox, Inc. Class A	4,000	119,520
United Technologies Corp.	6,000	633,420
Visa, Inc. Class A	43,000	7,611,430
W.W. Grainger, Inc.	1,800	471,852
Wabtec Corp.	2,000	116,120
Web.com Group, Inc. (a)	39,300	1,021,014
WhiteWave Foods Co. (d)	17,000	317,730
Workday, Inc. Class A	45,000	3,073,050
WPX Energy, Inc. (a)	16,000	307,360
Yahoo!, Inc. (a)	94,000	2,640,460
TOTAL UNITED STATES OF AMERICA		193,163,386
TOTAL COMMON STOCKS (Cost $295,370,153)		351,211,866
Nonconvertible Preferred Stocks - 0.2%

Germany - 0.2%
Volkswagen AG	5,500	1,307,169
United Kingdom - 0.0%
Rolls-Royce Group PLC (C Shares) (a)	6,881,413	10,468
TOTAL NONCONVERTIBLE PREFERRED STOCKS (Cost $826,503)		1,317,637
Corporate Bonds - 8.5%
		Principal Amount (i)	Value
Convertible Bonds - 0.1%
United States of America - 0.1%
MGIC Investment Corp. 2% 4/1/20		$ 200,000	$ 265,400
Radian Group, Inc. 2.25% 3/1/19		170,000	249,475
TOTAL UNITED STATES OF AMERICA			514,875
Nonconvertible Bonds - 8.4%
Australia - 0.1%
Rio Tinto Finance (U.S.A.) Ltd. 9% 5/1/19		250,000	326,042
Bailiwick of Jersey - 0.1%
AA Bond Co. Ltd. 4.7201% 7/31/18 (Reg. S)	GBP	250,000	393,114
British Virgin Islands - 0.1%
CNOOC Finance 2011 Ltd. 4.25% 1/26/21		400,000	408,132
Canada - 0.0%
The Toronto Dominion Bank 2.375% 10/19/16		250,000	259,025
Cayman Islands - 0.2%
Bishopgate Asset Finance Ltd. 4.808% 8/14/44	GBP	188,877	270,217
IPIC GMTN Ltd.:
5.875% 3/14/21 (Reg. S)	EUR	175,000	276,072
6.875% 3/14/26	GBP	150,000	279,530
Yorkshire Water Services Finance Ltd. 6.375% 8/19/39	GBP	100,000	194,254
TOTAL CAYMAN ISLANDS			1,020,073
France - 0.6%
Arkema SA 3.85% 4/30/20	EUR	300,000	432,485
BNP Paribas 2.375% 9/14/17		400,000	403,493
BNP Paribas SA 2.5% 8/23/19	EUR	400,000	544,551
Credit Logement SA 1.359% (f)(g)	EUR	150,000	143,678
EDF SA 4.625% 9/11/24	EUR	150,000	231,947
HSBC SFH France SA 2% 10/16/23	EUR	800,000	1,037,877
Iliad SA 4.875% 6/1/16	EUR	500,000	715,282
TOTAL FRANCE			3,509,313
Germany - 0.1%
Vier Gas Transport GmbH:
2.875% 6/12/25 (Reg. S)	EUR	200,000	263,396
3.125% 7/10/23	EUR	250,000	339,498
TOTAL GERMANY			602,894
Hong Kong - 0.1%
Wharf Finance Ltd. 4.625% 2/8/17		400,000	421,679
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
India - 0.1%
ONGC Videsh Ltd. 2.5% 5/7/18 (Reg. S)		$ 650,000	$ 608,747
Ireland - 0.2%
Aquarius & Investments PLC 4.25% 10/2/43 (g)	EUR	150,000	198,778
GE Capital UK Funding 4.375% 7/31/19	GBP	450,000	743,520
TOTAL IRELAND			942,298
Italy - 0.2%
Intesa Sanpaolo SpA:
1.8556% 11/12/17 (g)	GBP	150,000	197,667
4.875% 7/10/15	EUR	300,000	418,893
UniCredit SpA 6.95% 10/31/22 (Reg. S)	EUR	100,000	137,082
Unione di Banche Italiane SCPA 4.5% 2/22/16	EUR	200,000	283,604
TOTAL ITALY			1,037,246
Japan - 0.1%
Mizuho Corporate Bank Ltd. 1.85% 3/21/18 (Reg. S)		550,000	533,413
Korea (South) - 0.3%
Export-Import Bank of Korea:
2% 4/30/20 (Reg. S)	EUR	300,000	385,553
5% 4/11/22		200,000	216,932
Korea Electric Power Corp. 5.5% 7/21/14 (Reg. S)		190,000	197,486
National Agricultural Cooperative Federation:
4.25% 1/28/16 (Reg. S)		450,000	475,853
5% 9/30/14 (Reg. S)		200,000	208,251
TOTAL KOREA (SOUTH)			1,484,075
Luxembourg - 0.1%
Covidien International Finance SA 2.95% 6/15/23		250,000	238,134
Gaz Capital SA (Luxembourg) 5.364% 10/31/14	EUR	150,000	208,742
Pentair Finance SA 1.875% 9/15/17		150,000	146,867
Tyco Electronics Group SA 3.5% 2/3/22		300,000	290,719
TOTAL LUXEMBOURG			884,462
Mexico - 0.1%
America Movil S.A.B. de CV:
3% 7/12/21	EUR	275,000	371,719
5% 3/30/20		400,000	432,803
TOTAL MEXICO			804,522
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
Multi-National - 0.2%
European Investment Bank 1.75% 3/15/17		$ 1,000,000	$ 1,020,709
Netherlands - 0.5%
Alliander NV 2.875% 6/14/24	EUR	250,000	339,054
Coca Cola HBC Finance BV 2.375% 6/18/20	EUR	400,000	530,011
Heineken NV 1.4% 10/1/17 (e)		550,000	537,945
LYB International Finance BV 4% 7/15/23		500,000	496,671
Robert Bosch Investment NL BV 2.979% 5/27/33	EUR	200,000	256,858
Volkswagen International Finance NV 2.375% 3/22/17 (e)		400,000	408,405
Wuerth Finance International BV 1.75% 5/21/20	EUR	150,000	196,473
TOTAL NETHERLANDS			2,765,417
Norway - 0.1%
DNB Boligkreditt A/S 1.45% 3/21/19 (e)		400,000	388,823
Singapore - 0.1%
CMT MTN Pte. Ltd. 3.731% 3/21/18 (Reg. S)		400,000	414,706
PSA International Pte Ltd. 4.625% 9/11/19 (Reg. S)		250,000	274,085
TOTAL SINGAPORE			688,791
Spain - 0.2%
BBVA US Senior SAU 4.664% 10/9/15		500,000	516,082
Telefonica Emisiones S.A.U.:
4.71% 1/20/20	EUR	200,000	285,214
5.811% 9/5/17	EUR	300,000	448,694
TOTAL SPAIN			1,249,990
Sweden - 0.0%
Akzo Nobel Sweden Finance AB 2.625% 7/27/22	EUR	200,000	263,885
United Arab Emirates - 0.0%
Abu Dhabi National Energy Co. 3.625% 1/12/23 (Reg. S)		300,000	278,757
United Kingdom - 1.6%
Abbey National Treasury Services PLC 3.625% 9/8/16	EUR	400,000	575,823
Barclays Bank PLC:
4.25% 1/12/22	GBP	350,000	584,329
6.75% 1/16/23 (g)	GBP	300,000	502,198
BAT International Finance PLC:
3.25% 6/7/22 (e)		200,000	196,491
8.125% 11/15/13		200,000	203,958
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United Kingdom - continued
British Sky Broadcasting Group PLC 3.125% 11/26/22 (e)		$ 300,000	$ 281,943
Capital Shopping Centres Group PLC 3.875% 3/17/23	GBP	300,000	461,170
Channel Link Enterprises Finance PLC 3.57% 6/30/50 (g)	EUR	400,000	494,890
Direct Line Insurance Group PLC 9.25% 4/27/42 (g)	GBP	100,000	185,390
Eastern Power Networks PLC 6.25% 11/12/36	GBP	160,000	299,864
Eversholt Funding PLC 5.831% 12/2/20	GBP	100,000	176,143
Experian Finance PLC:
2.375% 6/15/17 (e)		425,000	420,712
4.75% 11/23/18	GBP	300,000	509,205
First Hydro Finance PLC 9% 7/31/21	GBP	320,000	634,787
Firstgroup PLC 5.25% 11/29/22	GBP	400,000	635,426
Ford Credit Europe PLC 1.875% 5/12/16	EUR	300,000	403,773
Great Rolling Stock Co. Ltd. 6.25% 7/27/20	GBP	350,000	626,287
Imperial Tobacco Finance 7.25% 9/15/14	EUR	150,000	213,766
Mondi Finance PLC 3.375% 9/28/20	EUR	350,000	475,311
Motability Operations Group PLC 3.75% 11/29/17	EUR	300,000	438,161
Tesco PLC 5.875% 9/12/16	EUR	100,000	152,333
Wales & West Utilities Finance PLC 6.75% 12/17/36 (g)	GBP	150,000	268,155
Western Power Distribution PLC 5.75% 3/23/40	GBP	150,000	265,319
William Hill PLC 7.125% 11/11/16	GBP	150,000	253,288
TOTAL UNITED KINGDOM			9,258,722
United States of America - 3.3%
AbbVie, Inc. 1.75% 11/6/17 (e)		400,000	395,430
Altria Group, Inc.:
2.85% 8/9/22		500,000	461,801
9.25% 8/6/19		204,000	271,823
American Express Co. 1.55% 5/22/18		550,000	536,222
American International Group, Inc. 5% 4/26/23	GBP	200,000	331,480
American Tower Corp. 3.5% 1/31/23		400,000	364,405
Apple, Inc. 2.4% 5/3/23		800,000	734,601
AutoZone, Inc. 3.125% 7/15/23		400,000	373,594
Chevron Corp.:
2.355% 12/5/22		200,000	186,731
2.427% 6/24/20		200,000	198,423
3.191% 6/24/23		300,000	295,959
Citigroup, Inc.:
4.25% 2/25/30 (g)	EUR	450,000	579,800
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Citigroup, Inc.: - continued
4.5% 1/14/22		$ 150,000	$ 158,163
Comcast Corp. 6.55% 7/1/39		350,000	423,471
Digital Realty Trust LP 4.25% 1/17/25	GBP	200,000	295,257
Enbridge Energy Partners LP 5.2% 3/15/20		250,000	271,317
Frontier Oil Corp. 6.875% 11/15/18		250,000	266,250
General Electric Capital Corp. 4.65% 10/17/21		250,000	266,801
General Electric Co.:
4.125% 10/9/42		200,000	186,549
5.25% 12/6/17		550,000	627,276
Glencore Funding LLC:
1.7% 5/27/16 (e)		400,000	390,875
2.5% 1/15/19 (e)		450,000	412,875
4.125% 5/30/23 (e)		300,000	268,723
6% 4/15/14 (Reg. S)		309,000	318,575
Marathon Oil Corp. 2.8% 11/1/22		350,000	329,415
Mattel, Inc. 1.7% 3/15/18		150,000	147,432
Metropolitan Life Global Funding I 3% 1/10/23 (e)		350,000	333,816
NBCUniversal Media LLC 4.375% 4/1/21		500,000	542,000
PepsiCo, Inc. 2.25% 1/7/19		350,000	349,912
Philip Morris International, Inc.:
2.125% 5/30/19	EUR	100,000	135,209
2.875% 5/30/24	EUR	150,000	201,517
Plains All American Pipeline LP/PAA Finance Corp. 8.75% 5/1/19		100,000	130,213
PPL Energy Supply LLC 6.5% 5/1/18		160,000	184,775
Procter & Gamble Co. 2% 8/16/22 (Reg. S)	EUR	250,000	327,969
Qwest Corp. 6.75% 12/1/21		650,000	727,927
Reynolds American, Inc. 1.05% 10/30/15		200,000	199,943
Roche Holdings, Inc. 6% 3/1/19 (e)		150,000	178,509
SABMiller Holdings, Inc.:
1.875% 1/20/20 (Reg. S)	EUR	250,000	328,771
2.45% 1/15/17 (e)		400,000	410,253
3.75% 1/15/22 (e)		200,000	203,890
Southeast Supply Header LLC 4.85% 8/15/14 (e)		300,000	309,184
The Coca-Cola Co. 3.3% 9/1/21		350,000	358,435
The NASDAQ Stock Market, Inc. 3.875% 6/7/21	EUR	250,000	344,281
Time Warner Cable, Inc. 4.125% 2/15/21		850,000	817,635
U.S. Bancorp 3% 3/15/22		500,000	488,755
UnitedHealth Group, Inc. 2.75% 2/15/23		150,000	140,812
Corporate Bonds - continued
		Principal Amount (i)	Value
Nonconvertible Bonds - continued
United States of America - continued
Ventas Realty LP/Ventas Capital Corp. 4.25% 3/1/22		$ 225,000	$ 228,443
Wal-Mart Stores, Inc. 5.625% 4/15/41		500,000	583,851
Walt Disney Co.:
0.45% 12/1/15		350,000	349,090
1.1% 12/1/17		500,000	489,361
2.35% 12/1/22		750,000	696,457
Wells Fargo & Co. 3.676% 6/15/16		450,000	481,340
Xerox Corp. 2.95% 3/15/17		150,000	154,455
TOTAL UNITED STATES OF AMERICA			18,790,051
TOTAL NONCONVERTIBLE BONDS			47,940,180
TOTAL CORPORATE BONDS (Cost $47,225,493)			48,455,055
Government Obligations - 24.1%

Canada - 0.6%
Canadian Government 3.25% 6/1/21	CAD	3,450,000	3,599,038
France - 0.6%
French Government OAT 3% 4/25/22	EUR	2,250,000	3,224,820
Germany - 6.1%
German Federal Republic:
Inflation-Indexed Bond:
0.75% 4/15/18	EUR	1,007,019	1,415,205
1.5% 4/15/16	EUR	4,173,192	5,862,824
0% 6/13/14	EUR	5,050,000	6,714,821
0.5% 10/13/17	EUR	2,600,000	3,456,177
1.5% 9/4/22	EUR	2,675,000	3,545,733
1.75% 10/9/15	EUR	200,000	275,303
2.5% 7/4/44	EUR	2,200,000	2,938,659
4% 1/4/18	EUR	1,250,000	1,913,176
4.25% 7/4/17	EUR	250,000	381,644
4.75% 7/4/40	EUR	3,000,000	5,780,541
5.5% 1/4/31	EUR	400,000	771,520
5.625% 1/4/28	EUR	910,000	1,731,029
TOTAL GERMANY			34,786,632
Government Obligations - continued
		Principal Amount (i)	Value
Italy - 2.1%
Buoni Poliennali Del Tes:
1.7% 9/15/18	EUR	6,750,000	$ 8,777,344
5.5% 11/1/22	EUR	2,000,000	2,888,855
TOTAL ITALY			11,666,199
Japan - 10.1%
Japan Government:
1.3% 6/20/20	JPY	1,781,000,000	19,161,946
1.3% 3/20/21	JPY	802,750,000	8,620,843
1.5% 3/20/14	JPY	1,680,000,000	17,310,314
1.7% 9/20/32	JPY	1,014,450,000	10,389,127
2% 9/20/40	JPY	181,000,000	1,928,638
TOTAL JAPAN			57,410,868
Netherlands - 0.3%
Dutch Government 1% 1/15/14	EUR	1,300,000	1,736,795
New Zealand - 0.6%
New Zealand Government Inflation-Indexed Bonds 2% 9/20/25	NZD	4,650,000	3,654,783
Spain - 0.4%
Spanish Kingdom 5.5% 4/30/21	EUR	1,400,000	2,016,704
United Kingdom - 0.6%
United Kingdom, Great Britain and Northern Ireland:
4% 3/7/22	GBP	1,000,000	1,736,689
4.25% 3/7/36	GBP	350,000	605,866
4.5% 12/7/42	GBP	350,000	632,845
5% 9/7/14	GBP	50,000	79,961
6% 12/7/28	GBP	250,000	522,667
TOTAL UNITED KINGDOM			3,578,028
United States of America - 2.7%
U.S. Treasury Bonds:
2.75% 8/15/42		$ 450,000	378,070
2.75% 11/15/42		250,000	209,688
3% 5/15/42		100,000	88,813
3.125% 11/15/41		2,850,000	2,604,188
U.S. Treasury Notes:
0.125% 12/31/14		500,000	499,473
0.625% 9/30/17		1,400,000	1,372,547
Government Obligations - continued
		Principal Amount (i)	Value
United States of America - continued
U.S. Treasury Notes: - continued
0.875% 4/30/17		$ 2,050,000	$ 2,045,996
1% 3/31/17		850,000	853,188
1.625% 8/15/22		1,875,000	1,747,412
1.625% 11/15/22		3,950,000	3,659,920
1.75% 5/15/23		1,700,000	1,578,345
TOTAL UNITED STATES OF AMERICA			15,037,640
TOTAL GOVERNMENT OBLIGATIONS (Cost $142,151,740)			136,711,507
Asset-Backed Securities - 0.2%

Bavarian Sky SA 0.362% 6/20/20 (g) (Cost $1,128,311)	EUR	871,922	1,166,492
Collateralized Mortgage Obligations - 0.2%

Private Sponsor - 0.2%
Arkle Master Issuer PLC Series 2010-2X Class 1A1, 1.6741% 5/17/60 (g)		300,000	300,123
Fosse Master Issuer PLC Series 2011-1 Class A3, 1.9096% 10/18/54 (g)	GBP	227,468	348,662
Granite Master Issuer PLC Series 2005-1 Class A5, 0.302% 12/20/54 (g)	EUR	159,326	208,186
Holmes Master Issuer PLC Series 2010-1X Class A2, 1.6771% 10/15/54 (g)		200,000	201,062
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $1,064,509)			1,058,033
Commercial Mortgage Securities - 0.1%

France - 0.0%
FCC Proudreed Properties Class A, 0.432% 8/18/17 (g)	EUR	147,981	188,991
United Kingdom - 0.1%
Eddystone Finance PLC Series 2006-1 Class A2, 1.0353% 4/19/21 (g)	GBP	141,470	204,450
TOTAL COMMERCIAL MORTGAGE SECURITIES (Cost $404,265)			393,441
Fixed-Income Funds - 0.4%
	Shares	Value
Fidelity Emerging Markets Debt Central Fund (h) (Cost $2,137,500)	210,727	$ 2,164,166
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 0.11% (b)	38,217,377	38,217,377
Fidelity Securities Lending Cash Central Fund, 0.12% (b)(c)	659,415	659,415
TOTAL MONEY MARKET FUNDS (Cost $38,876,792)		38,876,792
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $529,185,226)		581,354,989
NET OTHER ASSETS (LIABILITIES) - (2.4)%		(13,861,493)
NET ASSETS - 100%		$ 567,493,496
Currency Abbreviations
CAD	-	Canadian dollar
EUR	-	European Monetary Unit
GBP	-	British pound
JPY	-	Japanese yen
NZD	-	New Zealand dollar
Legend
(a) Non-income producing

(b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $5,137,874 or 0.9% of net assets.

(f) Security is perpetual in nature with no stated maturity date.
(g) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(h) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. A complete unaudited schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's website at www.sec.gov. An unaudited holdings listing for the Fund, which presents direct holdings as well as the pro-rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at fidelity.com and/or advisor.fidelity.com, as applicable. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(i) Amount is stated in United States dollars unless otherwise noted.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 34,502
Fidelity Emerging Markets Debt Central Fund	337,312
Fidelity Emerging Markets Equity Central Fund	23,689
Fidelity High Income Central Fund 1	289,490
Fidelity Securities Lending Cash Central Fund	62,493
Total	$ 747,486
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity Emerging Markets Debt Central Fund	$ 13,720,001	$ 529,198	$ 11,993,110	$ 2,164,166	2.9%
Fidelity Emerging Markets Equity Central Fund	-	4,969,507	5,328,716	-	0.0%
Fidelity High Income Central Fund 1	10,417,086	283,143	10,997,976	-	0.0%
Total	$ 24,137,087	$ 5,781,848	$ 28,319,802	$ 2,164,166
Other Information
Categorizations in the Schedule of Investments are based on country or territory of incorporation.

The following is a summary of the inputs used, as of July 31, 2013, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$ 53,418,753	$ 51,264,391	$ 2,154,362	$ -
Consumer Staples	26,460,163	15,752,426	10,707,737	-
Energy	34,926,040	30,445,998	4,480,042	-
Financials	72,882,893	65,290,597	7,592,296	-
Health Care	55,539,471	50,777,651	4,761,820	-
Industrials	33,514,598	33,514,598	-	-
Information Technology	42,900,154	41,997,645	902,509	-
Materials	24,507,671	20,878,446	3,629,225	-
Telecommunication Services	5,642,014	4,246,608	1,395,406	-
Utilities	2,737,746	2,737,746	-	-
Corporate Bonds	48,455,055	-	48,455,055	-
Government Obligations	136,711,507	-	136,711,507	-
Asset-Backed Securities	1,166,492	-	1,166,492	-
Collateralized Mortgage Obligations	1,058,033	-	1,058,033	-
Commercial Mortgage Securities	393,441	-	393,441	-
Fixed-Income Funds	2,164,166	2,164,166	-	-
Money Market Funds	38,876,792	38,876,792	-	-
Total Investments in Securities:	$ 581,354,989	$ 357,947,064	$ 223,407,925	$ -
Income Tax Information

At July 31, 2013, the cost of investment securities for income tax purposes was $530,535,804. Net unrealized appreciation aggregated $50,819,185, of which $61,531,621 related to appreciated investment securities and $10,712,436 related to depreciated investment securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. In accordance with valuation policies and procedures approved by the Board of Trustees (the Board), the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Fidelity Management & Research Company (FMR) Fair Value Committee (the Committee), in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and is responsible for approving and reporting to the Board all fair value determinations. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price (last ask price to value short positions) or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy in these circumstances. Utilizing these techniques may result in transfers between Level 1 and Level 2.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. For corporate bonds, foreign government and government agency obligations and U.S. government and government agency obligations, pricing vendors utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices. For asset backed securities, collateralized mortgage obligations and commercial mortgage securities, pricing vendors utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type as well as broker-supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Charles Street Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Charles Street Trust

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Stephanie J. Dorsey
Stephanie J. Dorsey
President and Treasurer

Date:	September 27, 2013
By:	/s/Christine Reynolds
Christine Reynolds
Chief Financial Officer

Date:	September 27, 2013